Current and deferred tax (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Deferred Tax Assets	Deferred tax assets
The balance comprises temporary differences attributable to:

	December 31, 2021	December 31, 2020
Acquisition of subsidiaries	1,687	544
Temporary differences	283	187
Others	75	—

Total deferred tax liabilities	2,045	731

	December 31, 2021	December 31, 2020
Loss allowances for financial assets	75	124
Bonus provision	750	655
Lease (i)	366	108
Share-based compensation (ii)	3,224	185
Hyperinflationary adjustments	89	99
Tax loss (iii)	6,445	427
Others (iv)	1,623	576

Total deferred tax assets	12,572	2,174

(i)
VTEX takes the approach of considering the lease as a single transaction in which the asset and liability are integrally linked, so differences arising on settlement of the liability and the amortization of the leased asset give rise to a net temporary difference on which deferred tax is recognized.

(ii)
The increase in the amounts accounted as deferred tax assets for share-based compensation is justified mainly by the new programs granted in Brazil for RSUs, as disclosed in note 25.1. These amounts are treated as temporary differences until the program is vested.

(iii)
Tax losses increase is driven mainly by the current investment position of the Brazilian operations. These amounts are expected to be offset in the foreseeable future. In Brazil, tax losses are not subject to statute of limitation and ought to be used observing the limits established by the local tax legislation.

(iv)
Most of the amounts appointed as Others in the deferred tax assets reconciliation correspond to temporary differences arising from operations carried out in Brazil. It refers to provision for sales commission, unrealized exchange variation, adjustments for operations marked to market (MTM), and provision for payment of suppliers. The remainder portion refers to a miscellaneous of items scattered in concepts determined by local tax laws in Argentina, Brazil, Chile, and Colombia.

Summary of Movement on Deferred Tax Assets
The movement on deferred tax assets balance is as follows:

Movements	Loss allowances for financial assets	Bonus provision	Lease	Share-based compensation	Hyperinflationary adjustments	Tax Loss	Other	Total
At January 1, 2020	269	629	60	—	57	—	316	1,331
(Charged)/Credited To profit and loss (i)	(145)	26	48	185	42	427	260	843

At December 31, 2020	124	655	108	185	99	427	576	2,174

(Charged)/Credited To profit and loss (i)	(49)	95	258	2,852	(10)	6,018	1,047	10,211
To equity	—	—	—	187	—	—	—	187

At December 31, 2021	75	750	366	3,224	89	6,445	1,623	12,572

(i)	The differences between the amounts shown in the table above and the statements of profit or loss correspond to exchange rate variation.

Summary of Movement on Deferred Tax Liabilities
The movement on deferred tax liabilities balance is as follows:

Movements	Goodwill	Customer relationship	Intellectual property	Others	Total
At January 1, 2020	—	325	—	—	325
Acquisition of subsidiaries (i)			219	—	219

Movements	Goodwill	Customer relationship	Intellectual property	Others	Total
To profit and loss	187	—	—	—	187

At December 31, 2020	187	325	219	—	731

Acquisition of subsidiaries (i)	—	1,424	65	59	1,548
To profit and loss	96	(285)	(61)	16	(234)

At December 31, 2021	283	1,464	223	75	2,045

(i)	The impact of deferred tax liabilities due to acquisition of subsidiaries increases the goodwill on the acquisition date.

Summary of Income Tax Expense	Income Tax expense

	December 31, 2021	December 31, 2020	December 31, 2019
Current tax
Current tax on profits for the year	(1,646)	(4,904)	(1,015)

	(1,646)	(4,904)	(1,015)

Deferred income tax
Increase in deferred tax	11,118	616	132

	11,118	616	132

Income tax	9,472	(4,288)	(883)

Summary of Reconciliation of Benefit (Expenses) of Income Tax and Social Contribution	Reconciliation of benefit (expenses) of income tax and social contribution

	December 31, 2021	December 31, 2020	December 31, 2019
Profit (Loss) before income tax	(69,986)	3,463	(3,693)

Tax at the Brazilian tax rate of 34% (i)	23,795	(1,177)	1,256
Tax effect of amounts which are not deductible (taxable) in calculating taxable income:
Technological innovation incentive law ( Lei do bem ) (ii)	—	661	70
Restricted stock units	451	—	—
Equity result	(1,232)	1,122	(70)
Difference to presumed tax regime	(1,047)	(317)	—
Stock-option	(87)	(598)	(245)

	December 31, 2021	December 31, 2020	December 31, 2019
Unrecognized deferred tax assets (iii)	(8,438)	(1,753)	(820)
Tax rate reconciliation (i)	(3,945)	(1,050)	(859)
Other net differences	(25)	(1,176)	(21)

Income tax and social contribution for the year	9,472	(4,288)	(883)

Effective rate - %	(13.53%)	(123.82%)	23.91%

(i)
The tax expense was determined based on the Brazilian corporate income tax (CIT) rate considering that, currently, the Group’s biggest operation is in Brazil. This table reconciles the expected income tax expense, computed by applying the combined Brazilian tax rate of 34%, to the actual income tax expense. The Group’s combined Brazilian tax rate includes the corporate income tax at a 25% rate and the social contribution on net profits at a 9% rate. Differences between local income tax rates to the Brazilian income tax rate were allocated to “Tax rate reconciliation”. Apart from Brazil, the Group’s biggest operations are in the US, the UK and Argentina, which CIT rates in 2021 were 21%, 19% and 35%, respectively. Nonetheless, the result represents an incremental tax expense because some of non-Brazilian
operations were loss making, therefore reducing the consolidated earnings before income tax.

(ii)
Benefit related to the inclusion of research and development (technological innovation) expenses in the income tax basis for years 2020 as provided for by Law No. 11.196/05 - known as
Lei do Bem
. For 2021, considering that VTEX Brasil was in a loss position, the R&D benefit did not apply.

(iii)
Unrecognized deferred tax assets correspond to the tax benefit related to future utilization of net operating losses of certain operations, mainly the United States. In those cases, the deferred tax asset was not recognized due to the lack of expectation of utilization of such net operating losses in the foreseeable future. The balance of the accumulated net operating losses of the Group’s US operations totaled USD 8,240 on 31st December 2020 and USD 25,963 on 31st December 2021, or a total tax benefit of approximately USD 1.7 million and USD 5,452, respectively, taking into account the current US corporate income tax rate of 21%. The balance of the accumulated net operating losses of the Group’s UK operation totaled USD 5,256 on 31st December 2020 and USD 21,889 on 31st December 2021, or a total tax benefit of approximately USD 998 and USD 5,472, respectively, taking into account the current UK corporate income tax rate of 19% and 25% (expected to be in force from 2022 onwards).